Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue from fee business	$ 1,449	$ 1,153	$ 823
Revenue from owned, leased and managed lease hotels	394	237	169
System Fund revenues	1,217	928	765
Reimbursement of costs	832	589	637
Total revenue	3,892	2,907	2,394
Cost of sales	(648)	(486)	(354)
System Fund expenses	(1,322)	(939)	(867)
Reimbursed costs	(832)	(589)	(637)
Administrative expenses	(364)	(300)	(267)
Share of losses of associates and joint ventures	(59)	(8)	(14)
Other operating income	29	11	16
Depreciation and amortisation	(68)	(98)	(110)
Impairment loss on financial assets	(5)	0	(88)
Other net impairment reversals/(charges)	5	(4)	(226)
Operating profit/(loss)	628	494	(153)
Operating profit/(loss) analysed as:
Operating profit before System Fund and exceptional items	828	534	219
System Fund	(105)	(11)	(102)
Operating exceptional items	(95)	(29)	(270)
Operating profit/(loss)	628	494	(153)
Financial income	22	8	4
Financial expenses	(118)	(147)	(144)
Fair value gains on contingent purchase consideration	8	6	13
Profit/(loss) before tax	540	361	(280)
Tax	(164)	(96)	20
Profit/(loss) for the year from continuing operations	376	265	(260)
Attributable to:
Equity holders of the parent	375	266	(260)
Non-controlling interest	1	(1)
Profit loss from continuing operations	$ 376	$ 265	$ (260)
Earnings/(loss) per ordinary share:
Basic	$ 2.072	$ 1.454	$ (1.429)
Diluted	$ 2.06	$ 1.446	$ (1.429)